First Trust S&P 500 Diversified Free Cash Flow ETF Investment Objectives and Goals - First Trust S&P 500 Diversified Free Cash Flow ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust S&P 500 Diversified Free Cash Flow ETF (the "Fund") seeks investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the S&P 500® Sector-Neutral FCF Index (the “Index”).